UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05569

Franklin Universal Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 05/31/16

Item 1. Schedule of Investments.

Franklin Universal Trust

Statement of Investments, May 31, 2016 (unaudited)

	Country	Shares	Value
Common Stocks 44.0%
Energy 1.6%
Spectra Energy Corp.	United States	92,350	$2,942,271
Materials 0.9%
BHP Billiton PLC, ADR	Australia	25,185	602,929
Freeport-McMoRan Inc., B	United States	80,380	890,610
[a] South32 Ltd., ADR	Australia	10,074	55,609
			1,549,148
Transportation 0.0%†
[a,b] CEVA Holdings LLC	United Kingdom	179	62,800
Utilities 41.5%
Alliant Energy Corp.	United States	80,000	2,964,000
American Electric Power Co. Inc.	United States	75,000	4,854,750
CenterPoint Energy Inc.	United States	122,800	2,766,684
CMS Energy Corp.	United States	65,000	2,718,300
Consolidated Edison Inc.	United States	42,000	3,076,920
Dominion Resources Inc.	United States	90,000	6,502,500
DTE Energy Co.	United States	25,000	2,267,000
Duke Energy Corp.	United States	57,560	4,502,919
Edison International	United States	61,000	4,369,430
Entergy Corp.	United States	30,000	2,277,600
Exelon Corp.	United States	55,000	1,884,850
FirstEnergy Corp.	United States	60,000	1,968,600
Great Plains Energy Inc.	United States	70,000	2,042,600
NextEra Energy Inc.	United States	41,500	4,984,980
PG&E Corp.	United States	50,000	3,004,000
Pinnacle West Capital Corp.	United States	56,000	4,121,040
PPL Corp.	United States	80,000	3,083,200
Public Service Enterprise Group Inc.	United States	45,000	2,013,750
Sempra Energy	United States	50,000	5,356,000
The Southern Co.	United States	68,250	3,374,280
WEC Energy Group Inc.	United States	40,000	2,405,600
Westar Energy Inc.	United States	60,000	3,379,800
Xcel Energy Inc.	United States	60,000	2,482,200
			76,401,003
Total Common Stocks (Cost $41,906,498)			80,955,222
Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a,b] CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6	3,150
[a,b] CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	388	135,943
Total Convertible Preferred Stocks (Cost $587,093)			139,093
		Principal Amount*
Corporate Bonds 84.8%
Automobiles & Components 2.2%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	2,000,000	1,995,449
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	600,000	608,250
senior note, 6.50%, 3/01/21	United States	1,100,000	1,154,450
senior note, 5.125%, 11/15/23	United States	300,000	308,250
			4,066,399
Banks 3.5%
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	500,000	522,500
5.00%, 8/15/22	United States	1,200,000	1,231,500
[c] 144A, 6.625%, 4/01/18	United States	300,000	317,157
[d] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	1,100,000	1,100,000
[d] JPMorgan Chase & Co., junior sub. bond,
R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	900,000	931,218

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Universal Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)
V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	1,100,000	1,060,323
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	United Kingdom	900,000	959,166
5.125%, 5/28/24	United Kingdom	400,000	396,446
			6,518,310
Capital Goods 2.1%
[c] Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	Canada	1,200,000	1,062,000
[c] HD Supply Inc., senior note, 144A, 5.75%, 4/15/24	United States	400,000	417,000
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	800,000	570,160
Oshkosh Corp., senior note, 5.375%, 3/01/22	United States	500,000	518,750
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	500,000	512,500
senior sub. bond, 6.50%, 5/15/25	United States	100,000	101,875
senior sub. note, 6.00%, 7/15/22	United States	700,000	715,750
			3,898,035
Commercial & Professional Services 1.3%
[c] Acosta Inc., senior note, 144A, 7.75%, 10/01/22	United States	1,000,000	967,500
United Rentals North America Inc., senior bond,
5.75%, 11/15/24	United States	1,400,000	1,410,500
5.875%, 9/15/26	United States	100,000	99,000
			2,477,000
Consumer Durables & Apparel 3.3%
[c] Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	1,000,000	1,005,000
KB Home,
senior bond, 7.50%, 9/15/22	United States	1,100,000	1,127,500
senior note, 4.75%, 5/15/19	United States	200,000	200,500
senior note, 7.00%, 12/15/21	United States	300,000	304,500
[c] Newell Brands Inc., senior note, 144A, 5.00%, 11/15/23	United States	700,000	730,625
[c] Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
5.25%, 4/15/21	United States	400,000	403,000
5.875%, 4/15/23	United States	500,000	506,250
5.625%, 3/01/24	United States	1,000,000	985,000
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	700,000	738,500
			6,000,875
Consumer Services 4.1%
[c] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	1,000,000	1,038,750
senior secured note, first lien, 144A, 4.625%, 1/15/22	Canada	500,000	511,875
[c] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,000,000	765,000
[c,e] Fontainebleau Las Vegas, senior secured bond, first lien, 144A, 11.00%, 6/15/15	United States	1,600,000	3,160
[c] International Game Technology PLC, senior secured bond, 144A, 6.50%, 2/15/25	United States	2,200,000	2,227,500
[c] Landry's Inc., senior note, 144A, 9.375%, 5/01/20	United States	900,000	946,125
[c] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	1,300,000	1,261,000
[c] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	800,000	786,000
			7,539,410
Diversified Financials 4.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note,
4.25%, 7/01/20	Netherlands	800,000	822,556
4.625%, 10/30/20	Netherlands	200,000	207,866
5.00%, 10/01/21	Netherlands	500,000	525,752
Ally Financial Inc., senior note, 5.50%, 2/15/17	United States	600,000	612,116
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	1,400,000	1,242,710
E*TRADE Financial Corp., senior note,
5.375%, 11/15/22	United States	300,000	315,000
4.625%, 9/15/23	United States	400,000	403,000
[c] Lincoln Finance Ltd., senior secured note, 144A, 7.375%, 4/15/21	Netherlands	800,000	856,000
Navient Corp., senior note,
8.45%, 6/15/18	United States	900,000	973,125
5.50%, 1/15/19	United States	800,000	803,000
4.875%, 6/17/19	United States	800,000	784,000
[c] Neuberger Berman Group LLC/Finance Corp., senior note, 144A, 5.875%, 3/15/22	United States	700,000	729,750

Franklin Universal Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)

[c] OneMain Financial Holdings Inc., senior note, 144A, 7.25%, 12/15/21	United States	600,000		606,000
				8,880,875
Energy 10.6%
[e] BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
senior bond, 7.875%, 4/15/22	United States	700,000		98,000
senior note, 8.625%, 10/15/20	United States	600,000		85,500
California Resources Corp.,
[c] secured note, second lien, 144A, 8.00%, 12/15/22	United States	615,000		448,181
senior bond, 6.00%, 11/15/24	United States	138,000		75,038
senior note, 5.50%, 9/15/21	United States	92,000		50,140
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note,
7.75%, 4/15/23	United States	800,000		534,000
[c] 144A, 11.50%, 1/15/21	United States	300,000		327,000
CGG SA, senior note,
6.50%, 6/01/21	France	600,000		258,000
6.875%, 1/15/22	France	300,000		129,000
[e] Chaparral Energy Inc.,
senior bond, 8.25%, 9/01/21	United States	200,000		95,500
senior bond, 7.625%, 11/15/22	United States	300,000		143,250
senior note, 9.875%, 10/01/20	United States	800,000		388,000
[e] CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	1,350,000		604,125
[c] Cheniere Corpus Christi Holdings LLC, senior secured note, 144A, 7.00%, 6/30/24	United States	600,000		615,750
[c] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	1,006,000		811,087
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	500,000		380,000
Compressco Partners LP/Finance Corp., senior note, 7.25%, 8/15/22	United States	300,000		244,500
CONSOL Energy Inc., senior note,
5.875%, 4/15/22	United States	300,000		246,000
8.00%, 4/01/23	United States	800,000		692,000
[c] Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., senior note,
144A, 6.25%, 4/01/23	United States	500,000		470,000
Energy Transfer Equity LP,
senior note, first lien, 7.50%, 10/15/20	United States	1,500,000		1,537,500
senior secured bond, first lien, 5.875%, 1/15/24	United States	200,000		184,500
[e] Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	1,300,000		84,500
[c] EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	600,000		375,000
[e] EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	800,000		68,000
[c] Ferrellgas LP/Ferrellgas Finance Corp., senior note, 144A, 6.75%, 6/15/23	United States	900,000		834,750
[b,e] Goodrich Petroleum Corp., secured note, second lien, 144A, 8.875%, 3/15/18	United States	600	[f]	90,000
Halcon Resources Corp.,
senior note, 9.75%, 7/15/20	United States	800,000		162,000
[c] senior secured note, third lien, 144A, 13.00%, 2/15/22	United States	520,000		287,300
[c,e] Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A, 12.00%,
12/15/20	United States	1,100,000		308,000
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	1,000,000		932,500
Memorial Resource Development Corp., senior note, 5.875%, 7/01/22	United States	400,000		398,750
[e] Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	700,000		10,500
[c] Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	700,000		136,500
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	1,200,000		1,252,500
[c,e] Peabody Energy Corp., secured note, second lien, 144A, 10.00%, 3/15/22	United States	1,700,000		250,750
[e] Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	700,000		217,000
QEP Resources Inc., senior bond, 5.375%, 10/01/22	United States	700,000		654,500
Sabine Pass Liquefaction LLC, first lien,
5.625%, 2/01/21	United States	1,000,000		1,026,250
6.25%, 3/15/22	United States	200,000		205,500
5.625%, 4/15/23	United States	500,000		507,500
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	900,000		693,000
6.125%, 1/15/23	United States	100,000		72,500
[c,e] Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	United States	700,000		378,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	1,200,000		282,000
Weatherford International LLC, senior note, 6.35%, 6/15/17	United States	200,000		203,000
Weatherford International Ltd., senior note,
6.00%, 3/15/18	United States	100,000		99,000
9.625%, 3/01/19	United States	600,000		594,000

Franklin Universal Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)
5.125%, 9/15/20	United States	200,000	163,000
4.50%, 4/15/22	United States	400,000	312,000
WPX Energy Inc., senior note, 8.25%, 8/01/23	United States	500,000	489,375
			19,504,746
Food, Beverage & Tobacco 3.1%
Constellation Brands Inc.,
senior bond, 4.75%, 11/15/24	United States	400,000	422,500
senior note, 4.25%, 5/01/23	United States	500,000	517,500
senior note, 4.75%, 12/01/25	United States	100,000	105,063
Cott Beverages Inc., senior note, 6.75%, 1/01/20	United States	600,000	629,250
[c] Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	300,000	297,750
[c] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	900,000	888,750
senior note, 144A, 8.25%, 2/01/20	United States	300,000	313,875
senior note, 144A, 7.25%, 6/01/21	United States	800,000	828,000
Post Holdings Inc., senior note,
7.375%, 2/15/22	United States	800,000	848,000
[c] 144A, 6.75%, 12/01/21	United States	500,000	528,750
[c] 144A, 6.00%, 12/15/22	United States	300,000	307,125
[c] 144A, 7.75%, 3/15/24	United States	100,000	108,750
			5,795,313
Health Care Equipment & Services 5.0%
[c] Acadia Healthcare Co. Inc., senior note, 144A, 6.50%, 3/01/24	United States	400,000	416,112
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	900,000	893,250
senior note, 7.125%, 7/15/20	United States	400,000	373,000
senior note, 6.875%, 2/01/22	United States	200,000	172,878
senior secured note, first lien, 5.125%, 8/15/18	United States	121,000	123,403
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	United States	400,000	406,150
senior note, 5.75%, 8/15/22	United States	500,000	525,625
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	800,000	849,000
senior bond, 5.875%, 2/15/26	United States	1,400,000	1,452,500
senior secured bond, first lien, 5.875%, 3/15/22	United States	600,000	649,500
[c,g] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	300,000	309,000
Tenet Healthcare Corp., senior note,
5.00%, 3/01/19	United States	1,100,000	1,067,000
5.50%, 3/01/19	United States	400,000	393,000
8.125%, 4/01/22	United States	1,000,000	1,011,250
[c] Vizient Inc., senior note, 144A, 10.375%, 3/01/24	United States	600,000	643,500
			9,285,168
Materials 14.2%
[c] American Builders & Contractors Supply Co. Inc., senior note, 144A, 5.625%, 4/15/21	United States	900,000	938,250
ArcelorMittal, senior note,
6.50%, 3/01/21	France	900,000	936,315
6.125%, 6/01/25	France	300,000	294,000
[c] Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	500,000	523,750
[c] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.25%, 1/31/19	Luxembourg	200,000	203,500
7.00%, 11/15/20	Luxembourg	88,235	86,691
6.75%, 1/31/21	Luxembourg	400,000	405,000
6.00%, 6/30/21	Luxembourg	500,000	495,000
[c] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	800,000	630,000
[c] Blue Cube Spinco Inc., senior bond, 144A, 10.00%, 10/15/25	United States	800,000	938,000
[c] BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A,
7.125%, 5/01/18	Australia	1,400,000	1,452,500
6.50%, 5/15/21	Australia	1,500,000	1,547,535
[c] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	600,000	588,360
[c] Cemex SAB de CV, first lien, 144A, 5.70%, 1/11/25	Mexico	1,100,000	1,040,941
The Chemours Co.,
senior bond, 7.00%, 5/15/25	United States	200,000	176,750
senior note, 6.625%, 5/15/23	United States	1,100,000	992,750
[c] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	1,000,000	945,000

Franklin Universal Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)
[c] First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	631,000	507,955
7.00%, 2/15/21	Canada	1,131,000	898,438
[c] FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	Australia	1,200,000	1,279,800
[c] NOVA Chemicals Corp., senior bond, 144A, 5.00%, 5/01/25	Canada	1,500,000	1,485,000
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	700,000	729,750
[c] Owens-Brockway Glass Container Inc., senior note, 144A,
5.00%, 1/15/22	United States	1,000,000	1,020,000
5.875%, 8/15/23	United States	500,000	530,938
[c] Platform Specialty Products Corp., senior note, 144A,
10.375%, 5/01/21	United States	200,000	204,000
6.50%, 2/01/22	United States	900,000	803,250
[c] Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	500,000	386,250
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	500,000	516,875
senior note, 8.50%, 5/15/18	United States	1,000,000	1,003,750
senior note, 9.00%, 4/15/19	United States	200,000	204,500
senior note, 9.875%, 8/15/19	United States	100,000	104,000
senior note, 8.25%, 2/15/21	United States	1,000,000	1,040,557
[c] Sealed Air Corp.,
senior bond, 144A, 5.50%, 9/15/25	United States	400,000	416,000
senior note, 144A, 6.50%, 12/01/20	United States	400,000	458,000
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	900,000	927,180
senior note, 5.125%, 10/01/21	United States	400,000	409,752
[c] Summit Materials LLC/Summit Materials Finance Corp., senior note, 144A, 8.50%,
4/15/22	United States	1,000,000	1,070,000
[e] Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	216,000	37,800
			26,228,137
Media 9.7%
[c] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	900,000	920,250
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	900,000	901,125
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	700,000	747,250
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond,
5.25%, 9/30/22	United States	1,700,000	1,751,000
[c] 144A, 5.75%, 2/15/26	United States	700,000	719,250
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	500,000	504,375
senior sub. note, 7.625%, 3/15/20	United States	700,000	675,500
CSC Holdings LLC, senior note,
6.75%, 11/15/21	United States	700,000	721,350
5.25%, 6/01/24	United States	700,000	631,750
DISH DBS Corp., senior note, 6.75%, 6/01/21	United States	700,000	726,810
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	900,000	964,710
senior note, 5.125%, 7/15/20	United States	800,000	830,000
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	1,300,000	975,000
senior secured note, first lien, 9.00%, 9/15/22	United States	100,000	74,125
[c] Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	500,000	435,000
[c] Sirius XM Radio Inc., senior bond, 144A,
6.00%, 7/15/24	United States	800,000	840,000
5.375%, 4/15/25	United States	700,000	704,375
[c] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	600,000	619,647
[c] Univision Communications Inc., senior secured bond, first lien, 144A, 6.75%, 9/15/22	United States	358,000	382,165
[c] Virgin Media Finance PLC, senior bond, 144A, 6.375%, 4/15/23	United Kingdom	300,000	310,500
[c] Virgin Media Secured Finance PLC, senior secured bond,
144A, 5.25%, 1/15/26	United Kingdom	500,000	499,118
first lien, 144A, 5.50%, 1/15/25	United Kingdom	800,000	820,000
first lien, 144A, 5.50%, 8/15/26	United Kingdom	200,000	202,000
[c] VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	Chile	600,000	593,250
[c] WMG Acquisition Corp.,
secured note, 144A, 6.00%, 1/15/21	United States	1,190,000	1,231,650

Franklin Universal Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)

senior note, 144A, 5.625%, 4/15/22	United States	100,000	102,375
			17,882,575
Pharmaceuticals, Biotechnology & Life Sciences 3.4%
[c] Concordia Healthcare Corp., senior note, 144A, 7.00%, 4/15/23	Canada	1,000,000	933,750
[c] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	800,000	698,000
senior note, 144A, 6.00%, 7/15/23	United States	1,000,000	880,410
Horizon Pharma Financing Inc., senior note, 6.625%, 5/01/23	United States	1,500,000	1,387,500
[c] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A,
6.375%, 8/01/23	United States	500,000	511,750
[c] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	1,100,000	984,500
[c] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	300,000	251,250
senior note, 144A, 5.625%, 12/01/21	United States	700,000	595,000
			6,242,160
Real Estate 1.2%
Equinix Inc., senior bond,
5.375%, 4/01/23	United States	1,300,000	1,343,875
5.875%, 1/15/26	United States	200,000	209,000
MPT Operating Partnership LP/MPT Finance Corp., senior note, 6.375%, 3/01/24	United States	600,000	645,000
			2,197,875
Retailing 1.1%
[c] Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	300,000	304,500
[c] Dollar Tree Inc., senior note, 144A, 5.75%, 3/01/23	United States	500,000	530,625
Netflix Inc., senior bond, 5.875%, 2/15/25	United States	1,100,000	1,157,750
			1,992,875
Semiconductors & Semiconductor Equipment 1.0%
[c] Microsemi Corp., senior note, 144A, 9.125%, 4/15/23	United States	500,000	551,250
[c] Qorvo Inc., senior bond, 144A, 7.00%, 12/01/25	United States	1,300,000	1,352,000
			1,903,250
Software & Services 2.8%
[c] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	1,900,000	1,406,000
[c] First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	1,700,000	1,706,375
senior note, 144A, 7.00%, 12/01/23	United States	400,000	407,000
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	1,700,000	1,568,250
			5,087,625
Technology Hardware & Equipment 2.3%
[c] Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	1,100,000	880,000
[c,h] CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	400,000	414,491
[c] CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	United States	900,000	920,250
[c,g] Diamond 1 Finance Corp./Diamond 2 Finance Corp., senior secured bond, first lien,
144A,
5.45%, 6/15/23	United States	300,000	305,328
6.02%, 6/15/26	United States	200,000	202,178
[c] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	1,400,000	1,452,500
			4,174,747
Telecommunication Services 6.7%
CenturyLink Inc., senior bond,
6.75%, 12/01/23	United States	300,000	293,625
5.625%, 4/01/25	United States	1,000,000	888,750
[c] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	900,000	783,373
[c] Digicel Ltd., senior note, 144A,
6.00%, 4/15/21	Bermuda	500,000	444,585
6.75%, 3/01/23	Bermuda	300,000	264,788
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	500,000	338,750
senior note, 7.25%, 10/15/20	Luxembourg	200,000	140,500
senior note, 7.50%, 4/01/21	Luxembourg	1,500,000	1,027,500
[c] Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	900,000	895,175
[c] Sprint Communications Inc., senior note, 144A,
9.00%, 11/15/18	United States	2,000,000	2,135,000

Franklin Universal Trust

Statement of Investments, May 31, 2016 (unaudited) (continued)
7.00%, 3/01/20	United States	500,000	518,495
Sprint Corp., senior bond,
7.875%, 9/15/23	United States	500,000	395,000
7.125%, 6/15/24	United States	500,000	379,062
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	200,000	213,000
senior bond, 6.375%, 3/01/25	United States	500,000	525,625
senior note, 6.542%, 4/28/20	United States	800,000	826,489
senior note, 6.125%, 1/15/22	United States	100,000	105,875
senior note, 6.00%, 4/15/24	United States	200,000	208,920
[c] Wind Acquisition Finance SA,
secured note, second lien, 144A, 7.375%, 4/23/21	Italy	1,700,000	1,618,196
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	300,000	294,000
			12,296,708
Transportation 0.5%
[c] Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	400,000	401,000
senior note, 144A, 9.75%, 5/01/20	United States	200,000	167,000
[c] Stena International SA, senior secured bond, first lien, 144A, 5.75%, 3/01/24	Sweden	300,000	256,500
			824,500
Utilities 1.9%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	1,300,000	1,262,625
[c] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	292,000	312,075
[c] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	1,000,000	712,500
NRG Yield Operating LLC, senior bond, 5.375%, 8/15/24	United States	600,000	580,500
PPL Energy Supply LLC, senior bond, 6.50%, 6/01/25	United States	400,000	353,000
[c,e] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	700,000	218,750
			3,439,450
Total Corporate Bonds (Cost $173,535,058)			156,236,033
[i] Senior Floating Rate Interests (Cost $765,504) 0.4%
Household & Personal Products 0.4%
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	770,137	765,805
		Shares
Escrows and Litigation Trusts (Cost $—) 0.0%
[a,b] NewPage Corp., Litigation Trust	United States	1,200,000	—
Total Investments before Short Term Investments (Cost $216,794,153)			238,096,153
Short Term Investments (Cost $5,445,435) 2.9%
Money Market Funds 2.9%
[a,j] Institutional Fiduciary Trust Money Market Portfolio	United States	5,445,435	5,445,435
Total Investments (Cost $222,239,588) 132.2%			243,541,588
Notes Payable (32.6)%			(60,000,000)

Other Assets, less Liabilities 0.3%			629,880
Net Assets 100.0%			$184,171,468

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2016, the aggregate value of these securities was $291,893, representing 0.16% of net assets.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
May 31, 2016, the aggregate value of these securities was $77,550,953, representing 42.11% of net assets.
d Perpetual security with no stated maturity date.

Franklin Universal Trust
Statement of Investments, May 31, 2016 (unaudited) (continued)
e Defaulted security or security for which income has been deemed uncollectible.
f Principal amount is stated in 1,000 Units.
g Security purchased on a when-issued basis.
h Income may be received in additional securities and/or cash.
i The coupon rate shown represents the rate at period end.
j See Note 4 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
FRN	-	Floating Rate Note
PIK	-	Payment-In-Kind

Franklin Universal Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Senior Fixed Rate Notes are carried at cost. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At May 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$222,718,902

Unrealized appreciation	$45,366,970
Unrealized depreciation	(24,544,284)
Net unrealized appreciation (depreciation)	$20,822,686

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies.

% of Affiliated Fund
	Number of Shares			Number of Shares	Value at		Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)	Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	1,958,705	32,400,566	(28,913,836)	5,445,435	$5,445,435	$ -	$-	0.03%

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities
Equity Investments:[a]
Transportation	$-	$-	$201,893		$201,893
Other Equity Investments[b]	80,892,422	-	-		80,892,422
Corporate Bonds		156,142,873	93,160		156,236,033
Senior Floating Rate Interests	-	765,805	-		765,805
Escrow s and Litigation Trusts	-	-	-	c	-
Short Term Investments	5,445,435	-	-		5,445,435
Total Investments in Securities	$86,337,857	$156,908,678	$295,053		$243,541,588

a Includes common and convertible preferred stocks.
b For detailed categories, see the accompanying Statement of Investments.
c Includes securities determined to have no value at May 31, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Universal Trust

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

 Chief Accounting Officer

Date July 27, 2016